RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Summary of transactions with major related parties

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2022:

Name of related parties	Relationship with the Group
JD, its subsidiaries and affiliated entity (“JD Group”)(1)	Controlling Shareholder of the Company
Walmart, its subsidiaries and affiliates (“Walmart Group”)	Shareholder of the Company

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues
Services to JD Group(1)	2,214,262	951,328	1,900,540
Services to Walmart Group(2)	794,685	1,387,685	2,027,548
Operating expenses
Operational support services from JD Group(1)	79,038	265,635	664,612
Purchases from JD Group	46,407	44,889	39,439

	As of December 31,
	2021	2022
	RMB	RMB
Current assets:
Amount due from JD Group	424,395	507,107
Amount due from Walmart Group	416,272	553,880
Total	840,667	1,060,987
Current liabilities:
Amount due to JD Group(1)	43,042	92,119
Amount due to Walmart Group(2)	28,718	54,884
Total	71,760	147,003